General (The Company) (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
General [Abstract]
Total assets	$ 9,107,632	$ 9,600,607
Number of aircraft owned	251